Document And Entity Information	9 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Entity Registrant Name	FLAMEL TECHNOLOGIES SA
Entity Central Index Key	0001012477
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	FLML
Entity Common Stock, Shares Outstanding	38,936,300
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2014